DREYFUS PREMIER GROWTH AND INCOME FUND
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholders:

  September 30, 1998 marked the end of the latest fiscal year for the Dreyfus Premier Growth and Income Fund. The past 12 months have been a very challenging investment environment with many cross-currents buffeting world economies and financial markets. Total returns for the various share classes during the fiscal year ended September 30, 1998 are shown in the following table:

                             Total Return*
            ___________________________________________
         Class A  . . . . . . . . . . . . . . . .   -7.00

         Class B  . . . . . . . . . . . . . . . .   -7.69

         Class C  . . . . . . . . . . . . . . . .   -7.63

         Class R  . . . . . . . . . . . . . . . .   -6.89


  Large capitalization stocks, as measured by the Standard & Poor' s 500 Composite Stock Price Index, returned in total 9.08%, while small-cap stocks returned a negative 19.02%, as measured by the Russell 2000 Index.** Although the Fund's results could be characterized as somewhat disappointing, as we will discuss, they are not surprising given current market circumstances and the Fund's history and evolution.

ECONOMIC REVIEW

So far in 1998, the main regions of the world have had very different economic fundamentals. The U.S. entered the year with a strong economy near full employment, with unemployment only slightly above 4%. The tight labor market led the Federal Reserve Board (the "Fed") to contemplate a rise in interest rates early in the year. The U.S. economy cooled enough that the Fed decided to stand pat for a number of months before cutting the Federal Funds rate in September and October. Evidence of economic cooling continued to accumulate and worries about the world economy intensified. World economic weakness then shifted expectations towards monetary easing. After many years of subpar economic growth, continental Europe moved into a better economic expansion. Unlike the U.S., Europe has substantial excess capacity of productive plant and labor. In Asia, weak economies were pervasive as a result of the Asian financial crisis. The Latin American economies weakened as the financial stresses spread throughout that region.

  A main influence on the U.S. economy this year was the foreign financial crisis and cooling of the world economy. The positive effects hit first. Actual inflation and expected inflation dropped, causing a decline in long-term Treasury bond yields and mortgage rates. This caused a boom in housing. The fall in inflation helped the consumer sector as more of the growth in consumer income was left over after inflation to buy goods and services. Consumers benefited from a combination of good growth in income after inflation, a strong labor market and past increases in the prices of assets they owned.

  The negative effect of Asian weakness was directed towards the industrial sector more than the consumer sector. Corporate profits weakened, especially in sectors sensitive to Asia such as world-traded commodities (oil, metals and paper) and exports. One result of the industrial weakness was to cool off a U.S. economy that had been growing rapidly.

  The major change in the economic outlook over recent months has been a downward shift in expectations for world economic growth. A credit crunch developed in emerging countries and former communist countries, sharply reducing the economic outlook for Asia and Latin America as well as for commodity-exporting countries throughout the world. The effect on Europe and the U.S. has been to lower expectations of profit growth and drive down bond yields

Market sentiment now anticipates further monetary easing in the U.S. and other industrial countries as the evidence of a weaker world economy has accumulated. There appears to be a shift in the priorities of key policymakers from fighting potential inflation to restimulating future world economic growth.

MARKET OVERVIEW

  The 12 months ended September 30, 1998 encompassed some very different market phases, with stock market strength during much of the period followed by a sharp decline towards the end of the period. Over the 12 months, the total return on the S& P 500 was 9.08% . Returns on mid-cap and small-cap stock indices were weaker, with a negative total return on small-cap indices.

  Three key trends influenced stock market behavior during the fiscal year. First, the Federal Reserve kept the Federal Funds rate flat at 5.5% for most of the fiscal year, before 25 basis-point cuts in both September and October. Sentiment changed from expectations of a possible Fed Funds rate increase to widespread expectations of lower interest rates, especially after the Fed easing in late September. Second, weakness in the economies of emerging countries contributed to declining commodity prices and a drop in long-term Treasury bond yields to multidecade lows. Third, expectations for corporate profits dropped, first in the sectors sensitive to Asian developments such as oil, basic materials and exports and then for a broader list of stocks.

  The trigger for the sharp decline in stocks at the end of the period appeared to be the Russian default in the summer of 1998. This resulted in deepening concerns about weaker economic growth and corporate profits. There was also a global margin call on risky assets held by hedge funds and financial institutions. This raised the cost of debt financing for many corporations and many emerging countries. Expectations for economic activity in emerging countries in Asia and Latin America shifted down sharply while expectations for U.S. corporate profits weakened somewhat. Despite the fall in Treasury bond yields, financial stocks led the summer sell-off due to concerns about financial contagion from emerging countries and potential loan losses by financial institutions.

  The erosion of expectations about corporate profit growth over the last year contributed to an outperformance by a small group of super-cap growth stocks until late in the fiscal year. Investors had more confidence in the prospect for strong persistent earnings growth for this small group of stocks than for the broad market. Value stocks, which often have greater cyclical sensitivity to earnings fluctuations, lagged behind these super-growth stocks. In addition, many of the financial stocks which fall into the value category fell sharply following the Russian default.

  The fiscal year ended September 1998 was characterized by very different performances of the various market sectors. The largest cap growth stocks did best, followed by large-cap stocks in general with mid-cap and small-cap stocks lagging behind. For example, the total return for the fiscal year on the Russell 1000 Index, with a heavy large-cap representation, was 7.36%, with the Russell 1000 Growth Index returning 11.11%, while the Russell 1000 Value Index returned 3.59% . The return on the Russell Midcap Index was -6.01%, while the small-cap Russell 2000 Index return was -19.02%.**

PORTFOLIO FOCUS

EQUITY HOLDINGS

  As I discussed in my last letter, the Fund was restructured to be primarily focused on investments in mid- to large-capitalization companies with above-average earnings growth prospects whose common stock is selling at below-average price-earnings ratios. While my first priority was to reduce the Fund' s exposure to stocks that did not meet my price-to-earnings discipline, we maintained some of the Fund's bias to small and mid-cap stocks. This bias has not served the Fund well in this investment climate as liquidity and large capitalization were primary drivers of performance. During the first half of 1998 additional changes were made to the Fund, repositioning it away from small and mid-cap stocks towards larger-cap companies, while the price-to-earnings discipline was maintained. We believe that relative value rests with these small- and mid-capitalization companies, but for now liquidity continues to dominate. At some point, the extreme valuations that now exist between very large capitalization, high price-to-earnings companies and the rest of the equity market should narrow and we hope to capitalize on any such development. However, on an ongoing basis, we currently anticipate that the Fund will have an average capitalization favoring larger-weighted stocks than it has had historically.

  As the various discussions above have highlighted, the key investment drivers have been liquidity and concerns about earnings growth. This has led to an investment environment where performance was largely driven by capitalization, with an emphasis on growth stocks. During the year, investments in Biogen, Lexmark International Group, Cl. A, American Stores, Federal National Mortgage Association, and Carnival, Cl. A, produced the largest positive contributions to the Fund. On the other side of the ledger, issue selection and a small to mid-cap bias hurt results. An assortment of stocks from various industries (Wisconsin Central Transportation, Adaptec, Phycor, 3COM, and Georgia-Pacific) registered the largest negative results.

  In the current equity environment, favoring large capitalization growth stocks, we believe that issue selection with a large capitalization bias should be the key factor determining potential investment success. We have continued to look for stocks with above-average long-term earnings growth potential that are attractively priced relative to the broad market average. An example of a recently purchased stock meeting our investment criteria is Tenet Healthcare. Tenet Healthcare is the second largest investor-owned healthcare services company in the U.S., owning or operating 131 acute care hospitals and related healthcare facilities in 22 states. Purchased at a 20% price-to-earnings discount to the S&P 500, based on 1999 projected earnings, the company currently is expected to grow its earnings at 15% to 17% over each of the next two years and 15% longer term, well above the market's projected growth.

  We are encouraged by the Fund' s recent results. We are grateful for the opportunity to invest your capital and will be working diligently on your behalf to achieve satisfying long-term investment results.

                Sincerely,



                [Douglas D. Ramos, CFA signature logo]


                Douglas D. Ramos, CFA

                Portfolio Manager

October 27, 1998

New York, N.Y.

*Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class B and Class C shares.

**SOURCE: LIPPER ANALYTICAL SERVICES, INC.--Reflects the reinvestment of income dividends and, where applicable, capital gain distributions. The Standard & Poor' s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance. The Russell 2000 Index is a widely accepted, unmanaged index composed of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index is composed of 3,000 of the largest U.S. companies by market capitalization. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 index, which represents approximately 89% of the total market capitalization of the Russell 3000 Index. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap Index consists of the bottom 800 securities in the Russell 1000 Index as ranked by total market capitalization and is a widely accepted measure of medium-cap stock market performance. All indices are unmanaged and include reinvested dividends.


DREYFUS PREMIER GROWTH AND INCOME FUND                     SEPTEMBER 30, 1998
-----------------------------------------------------------------------------

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN DREYFUS PREMIER GROWTH
  AND INCOME FUND CLASS A SHARES, CLASS B SHARES, CLASS C SHARES AND CLASS R
   SHARES WITH THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX AND THE
                      WILSHIRE LARGE COMPANY VALUE INDEX

                                    Dollars

$17,385

Standard & Poor's 500 Composite

Stock Price Index*

$16,889

Dreyfus Premier Growth & Income Fund (Class R Shares)

$16,309

Dreyfus Premier Growth & Income Fund (Class C Shares)

$16,011

Dreyfus Premier Growth & Income Fund (Class B Shares)

$15,711

Dreyfus Premier Growth & Income Fund (Class A Shares)

$15,292

Wilshire Large Company

Value Index**

* Source: Lipper Analytical Services, Inc.

**  Source: Wilshire Associates, Inc.


Average Annual Total Returns
-----------------------------------------------------------------------------

                         Class A Shares                                                          Class B Shares

    _______________________________________________________            _________________________________________________________
                                                                                                             % Return Reflecting

                                               % Return                                                     Applicable Contingent

                                              Reflecting                                      % Return         Deferred Sales

                        % Return Without    Maximum Initial                                  Assuming No         Charge Upon

Period Ended 9/30/98      Sales Charge   Sales Charge (5.75%)     Period Ended 9/30/98       Redemption          Redemption*

___________________       ____________     ________________       ________________           __________       _________________

1 Year                     (7.00)%          (12.36)%              1 Year                      (7.69)%          (10.99)%

From Inception (12/29/95)  20.33             17.79                From Inception (12/29/95)   19.39             18.59

                       Class C Shares                                                    Class R Shares

_______________________________________________________           _________________________________________________________

                                          % Return Reflecting

                                         Applicable Contingent

                             % Return       Deferred Sales

                             Assuming         Charge Upon

Period Ended 9/30/98      No Redemption      Redemption**         Period Ended 9/30/98

___________________       ____________    __________________      ________________

1 Year                     (7.63)%           (8.46)%              1 Year                     (6.89)%

From Inception (12/29/95)  19.39             19.39                From Inception (12/29/95)   20.91
------------------------

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in each of the Class A, Class B, Class C and Class R shares of Dreyfus Premier Growth and Income Fund on 12/29/95 (Inception Date) to a $10,000 investment made on that date in the Standard & Poor' s 500 Composite Stock Price Index as well as to the Wilshire Large Company Value Index which are described below. All dividends and capital gain distributions are reinvested.

The Fund' s performance shown in the line graph takes into account the maximum initial sales charge on Class A shares, the maximum contingent deferred sales charge on Class B and Class C shares and all other applicable fees and expenses on all classes. The Standard & Poor' s 500 Composite Stock Price Index is a widely accepted, unmanaged index of overall stock market performance. The Wilshire Large Company Value Index is constructed by using a blend of price-to-book and forecast price-to-earnings ratios. The largest 750 stocks in
the   Wilshire   5000   are   ranked  based  on  a  style  score  that  is  75%
price-to-earnings ratio and 25% forecast P/E. The universe is divided so that companies that represent half of the total capitalization fall into growth and the remainder are placed into value. The Indices do not take into account charges, fees and other expenses. Further information relating to Fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the Prospectus and elsewhere in this report

*The maximum contingent deferred sales charge for Class B shares is 4% and is reduced to 0% after six years.

**The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

DREYFUS PREMIER GROWTH AND INCOME FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTSSEPTEMBER   30,  1998


Common Stocks--91.1%                                                                                 Shares           Value
-------------------------------------------------------                                          ____________      ____________
           Consumer Durables--5.9%  Eastman Kodak  . . . . . . . . . . . . . . . . . . . .             19,000      $  1,468,938

                                    Ford Motor . . . . . . . . . . . . . . . . . . . . . .             15,000           704,062

                                    General Motors . . . . . . . . . . . . . . . . . . . .             24,000         1,312,500

                                    Leggett & Platt  . . . . . . . . . . . . . . . . . . .            102,000         2,116,500

                                                                                                                   ____________

                                                                                                                      5,602,000

                                                                                                                   ____________


       Consumer Non-Durables--6.4%  ConAgra  . . . . . . . . . . . . . . . . . . . . . . .             62,000         1,670,125

                                    Kimberly-Clark . . . . . . . . . . . . . . . . . . . .             49,000         1,984,500

                                    Philip Morris Cos. . . . . . . . . . . . . . . . . . .             51,900         2,390,644

                                                                                                                   ____________

                                                                                                                      6,045,269

                                                                                                                   ____________


            Consumer Services--.4%  Cendant  . . . . . . . . . . . . . . . . . . . . . . .             17,000(a)        197,625

                                    Times Mirror, Cl. A  . . . . . . . . . . . . . . . . .              3,700           196,562

                                                                                                                   ____________

                                                                                                                        394,187

                                                                                                                   ____________


      Electronic Technology--11.0%  Boeing . . . . . . . . . . . . . . . . . . . . . . . .             20,000           686,250

                                    COMPAQ Computer  . . . . . . . . . . . . . . . . . . .             33,000         1,043,625

                                    International Business Machines  . . . . . . . . . . .             12,000         1,536,000

                                    Lexmark International Group, Cl. A . . . . . . . . . .             24,300(a)      1,684,294

                                    Lockheed Martin  . . . . . . . . . . . . . . . . . . .              5,000           504,062

                                    Perkin-Elmer . . . . . . . . . . . . . . . . . . . . .             30,600         2,101,838

                                    Raytheon, Cl. B  . . . . . . . . . . . . . . . . . . .             13,100           706,581

                                    Sun Microsystems . . . . . . . . . . . . . . . . . . .             10,000(a)        498,125

                                    Sundstrand . . . . . . . . . . . . . . . . . . . . . .             14,000           649,250

                                    United Technologies  . . . . . . . . . . . . . . . . .             14,000         1,070,125

                                                                                                                   ____________

                                                                                                                     10,480,150

                                                                                                                   ____________


             Energy Minerals--4.7%  Mobil  . . . . . . . . . . . . . . . . . . . . . . . .             24,000         1,822,500

                                    Texaco . . . . . . . . . . . . . . . . . . . . . . . .             38,000         2,382,125

                                    USX-Marathon Group . . . . . . . . . . . . . . . . . .              7,000           248,062

                                                                                                                   ____________

                                                                                                                      4,452,687

                                                                                                                   ____________


                    Finance--18.9%  ACE  . . . . . . . . . . . . . . . . . . . . . . . . .              8,000           240,000

                                    BankBoston . . . . . . . . . . . . . . . . . . . . . .             35,000         1,155,000

                                    Chase Manhattan  . . . . . . . . . . . . . . . . . . .             16,000           692,000

                                    Chubb  . . . . . . . . . . . . . . . . . . . . . . . .             30,500         1,921,500

                                    EXEL, Cl. A  . . . . . . . . . . . . . . . . . . . . .              4,000           252,000

                                    Everest Reinsurance Holdings . . . . . . . . . . . . .             38,000         1,417,875

                                    Federal Home Loan Mortgage . . . . . . . . . . . . . .             47,000         2,323,563

                                    Federal National Mortgage Association  . . . . . . . .             36,000         2,313,000

                                    First Union  . . . . . . . . . . . . . . . . . . . . .             31,500         1,612,406

                                    Fleet Financial Group  . . . . . . . . . . . . . . . .             29,000         2,129,687

                                    Norwest  . . . . . . . . . . . . . . . . . . . . . . .             56,000         2,005,500

                                    SunAmerica . . . . . . . . . . . . . . . . . . . . . .              1,800           109,800

                                    Torchmark  . . . . . . . . . . . . . . . . . . . . . .             14,000           503,125

                                    Washington Mutual  . . . . . . . . . . . . . . . . . .             36,500         1,231,875

                                                                                                                   ____________

                                                                                                                     17,907,331

                                                                                                                   ____________

DREYFUS PREMIER GROWTH AND INCOME FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)SEPTEMBER   30,  1998


Common Stocks (continued)                                                                            Shares           Value
-------------------------------------------------------                                          ____________      ____________

             Health Services--7.6%  Aetna  . . . . . . . . . . . . . . . . . . . . . . . .             35,000      $  2,432,500

                                    Beverly Enterprises  . . . . . . . . . . . . . . . . .             90,000  (a)      720,000

                                    Columbia HCA/Healthcare  . . . . . . . . . . . . . . .             52,000         1,043,250

                                    Tenet Healthcare . . . . . . . . . . . . . . . . . . .             71,000  (a)    2,041,250

                                    Wellpoint Health Networks  . . . . . . . . . . . . . .             18,000  (a)    1,009,125

                                                                                                                   ____________

                                                                                                                      7,246,125

                                                                                                                   ____________


           Health Technology--3.9%  Biogen . . . . . . . . . . . . . . . . . . . . . . . .             37,700  (a)    2,481,131

                                    Pharmacia & Upjohn . . . . . . . . . . . . . . . . . .             23,800         1,194,463

                                                                                                                   ____________

                                                                                                                      3,675,594

                                                                                                                   ____________


         Industrial Services--1.6%  Waste Management . . . . . . . . . . . . . . . . . . .             31,400         1,509,163

                                                                                                                   ____________


          Non-Energy Minerals--.3%  Aluminum Co. of America  . . . . . . . . . . . . . . .              4,000           284,000

                                                                                                                   ____________


          Process Industries--1.0%  duPont (E.I.) de Nemours . . . . . . . . . . . . . . .             17,000           954,125

                                                                                                                   ____________


      Producer Manufacturing--5.3%  AlliedSignal . . . . . . . . . . . . . . . . . . . . .             27,000           955,125

                                    Honeywell  . . . . . . . . . . . . . . . . . . . . . .              7,600           486,875

                                    Masco  . . . . . . . . . . . . . . . . . . . . . . . .             78,400         1,930,600

                                    Xerox  . . . . . . . . . . . . . . . . . . . . . . . .             20,000         1,695,000

                                                                                                                   ____________

                                                                                                                      5,067,600

                                                                                                                   ____________


                Retail Trade--5.7%  American Stores  . . . . . . . . . . . . . . . . . . .             89,000         2,864,687

                                    Federated Department Stores  . . . . . . . . . . . . .             24,000  (a)      873,000

                                    May Department Stores  . . . . . . . . . . . . . . . .             32,000         1,648,000

                                                                                                                   ____________

                                                                                                                      5,385,687

                                                                                                                   ____________


              Transportation--3.1%  Burlington Northern Santa Fe . . . . . . . . . . . . .             33,000         1,056,000

                                    Union Pacific  . . . . . . . . . . . . . . . . . . . .             20,200           861,025

                                    Wisconsin Central  Transportation  . . . . . . . . . .             72,000  (a)    1,008,000

                                                                                                                   ____________

                                                                                                                      2,925,025

                                                                                                                   ____________


                  Utilities--15.3%  AT&T . . . . . . . . . . . . . . . . . . . . . . . . .             18,000         1,051,875

                                    Bell Atlantic  . . . . . . . . . . . . . . . . . . . .             45,000         2,179,688

                                    Coastal  . . . . . . . . . . . . . . . . . . . . . . .             76,000         2,565,000

                                    Duke Energy  . . . . . . . . . . . . . . . . . . . . .             24,000         1,588,500

                                    GTE  . . . . . . . . . . . . . . . . . . . . . . . . .             36,000         1,980,000

                                    SBC Communications . . . . . . . . . . . . . . . . . .             50,000         2,221,875

                                    Texas Utilities  . . . . . . . . . . . . . . . . . . .             63,000         2,933,437

                                                                                                                   ____________

                                                                                                                     14,520,375

                                                                                                                   ____________

                                    TOTAL COMMON STOCKS

                                        (cost $86,516,459) . . . . . . . . . . . . . . . .                          $86,449,318

                                                                                                                   ____________

                                                                                                                   ____________

DREYFUS PREMIER GROWTH AND INCOME FUND
-----------------------------------------------------------------------------


STATEMENT OF INVESTMENTS (CONTINUED)SEPTEMBER   30,  1998


Common Stocks (continued)                                                                            Shares           Value
-------------------------------------------------------                                          ____________      ____________

              U.S. Treasury Bills:  4.65%, 10/15/1998  . . . . . . . . . . . . . . . . . .     $       50,000     $       49,916

                                    4.91%, 11/12/1998  . . . . . . . . . . . . . . . . . .            136,000           135,362

                                    4.86%, 11/19/1998  . . . . . . . . . . . . . . . . . .            322,000           320,242

                                    4.90%, 11/27/1998  . . . . . . . . . . . . . . . . . .            567,000           563,343

                                    4.55%, 12/17/1998  . . . . . . . . . . . . . . . . . .            710,000           703,667

                                    4.45%, 12/24/1998  . . . . . . . . . . . . . . . . . .          2,833,000         2,805,152

                                    4.20%, 1/7/1999  . . . . . . . . . . . . . . . . . . .            709,000           700,761

                                                                                                                   ____________

                                    TOTAL SHORT-TERM INVESTMENTS

                                        (cost $5,275,157)  . . . . . . . . . . . . . . . .                         $  5,278,443

                                                                                                                   ____________


TOTAL INVESTMENTS (cost $91,791,616) . . . . . . . . . . . . . . . . . . . . . . . . . . .              96.7%       $91,727,761

                                                                                                      _______      ____________


CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3.3%      $  3,174,751

                                                                                                      _______      ____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             100.0%       $94,902,512

                                                                                                      _______      ____________



Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a) Non-income producing.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER GROWTH AND INCOME FUND
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES                        SEPTEMBER 30, 1998

                                                                                                     Cost              Value

                                                                                                 ____________      ____________
ASSETS:                          Investments in securities--See Statement of Investments . .      $91,791,616       $91,727,761

                                 Cash  . . . . . . . . . . . . . . . . . . . . . . . . . .                                3,320

                                 Receivable for investment securities sold . . . . . . . .                            4,081,049

                                 Dividends receivable  . . . . . . . . . . . . . . . . . .                              185,174

                                 Receivable for shares of Common Stock subscribed  . . . .                               31,046

                                 Prepaid expenses  . . . . . . . . . . . . . . . . . . . .                               17,973

                                                                                                                   ____________

                                                                                                                     96,046,323

                                                                                                                   ____________


 LIABILITIES:                    Due to The Dreyfus Corporation and affiliates . . . . . .                               75,046

                                 Due to Distributor  . . . . . . . . . . . . . . . . . . .                               58,556

                                 Payable for investment securities purchased . . . . . . .                              837,085

                                 Payable for shares of Common Stock redeemed . . . . . . .                              133,055

                                 Accrued expenses  . . . . . . . . . . . . . . . . . . . .                               40,069

                                                                                                                   ____________

                                                                                                                      1,143,811

                                                                                                                   ____________


NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                          $94,902,512

                                                                                                                   ____________



REPRESENTED BY:                  Paid-in capital . . . . . . . . . . . . . . . . . . . . .                          $95,637,270

                                 Accumulated net realized gain (loss) on investments,
                                    foreign currency transactions and securities sold short  .                        (670,903)

                                 Accumulated net unrealized appreciation (depreciation)
                                   on investments--Note 4(b) . . . . . . . . . . . . . . .                             (63,855)

                                                                                                                   ____________


 NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                          $94,902,512

                                                                                                                   ____________



                           NET ASSET VALUE PER SHARE
                              --------------------

                                                              Class A           Class B            Class C           Class R

                                                           _____________     _____________  _____________         _____________
Net Assets . . . . . . . . . . . . . . . . . . . . . .       $31,824,198       $59,143,506         $3,669,547          $265,261

Shares Outstanding . . . . . . . . . . . . . . . . . .         1,829,723         3,434,025            212,835            15,140


 NET ASSET VALUE PER SHARE . . . . . . . . . . . . . .            $17.39            $17.22             $17.24            $17.52

                                                                 _______           _______            _______           _______


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER GROWTH AND INCOME FUND
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS                         YEAR ENDED SEPTEMBER 30, 1998

INVESTMENT INCOME
INCOME:                          Cash dividends (net of $5,785 foreign taxes
                                    withheld at source)  . . . . . . . . . . . . .         $  1,893,442

                                 Interest  . . . . . . . . . . . . . . . . . . . .               92,578

                                                                                           ____________

                                           Total Income  . . . . . . . . . . . . .                               $  1,986,020

EXPENSES:                        Management fee--Note 3(a) . . . . . . . . . . . .              865,004

                                 Distribution fees--Note 3(b)  . . . . . . . . . .              562,473

                                 Shareholder servicing costs--Note 3(c)  . . . . .              454,928

                                 Registration fees . . . . . . . . . . . . . . . .               55,153

                                 Professional fees . . . . . . . . . . . . . . . .               26,665

                                 Directors' fees and expenses--Note 3(d) . . . . .               21,236

                                 Prospectus and shareholders' reports  . . . . . .               19,121

                                 Custodian fees--Note 3(c) . . . . . . . . . . . .                8,067

                                 Loan commitment fees--Note 2  . . . . . . . . . .                  725

                                 Miscellaneous . . . . . . . . . . . . . . . . . .                4,830

                                                                                           ____________

                                           Total Expenses  . . . . . . . . . . . .            2,018,202

                                 Less--reduction in management fee due to
                                    undertaking--Note 3(a) . . . . . . . . . . . .              (15,082)

                                                                                           ____________

                                           Net Expenses  . . . . . . . . . . . . .                                  2,003,120

                                                                                                                 ____________

INVESTMENT  (LOSS) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                    (17,100)

                                                                                                                 ____________

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 4:


                    Net realized gain (loss) on investments and
                      foreign currency transactions:

                                        Long transactions  . . . . . . . . . . . .         $  1,463,588

                                        Short sale transactions  . . . . . . . . .               12,540

                                 Net realized gain (loss) on forward currency
                                    exchange contracts . . . . . . . . . . . . . .              128,045

                                                                                           ____________

                                           Net Realized Gain (Loss)  . . . . . . .                                  1,604,173

                                 Net unrealized appreciation (depreciation)
                                    on investments . . . . . . . . . . . . . . . .                                 (9,184,986)

                                                                                                                 ____________

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS . . . . . . . . . . . . . .                                 (7,580,813)

                                                                                                                 ____________

NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . .                               $ (7,597,913)

                                                                                                                 ____________


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER GROWTH AND INCOME FUND
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                        Year Ended         Year Ended

                                                                                    September 30, 1998   September 30, 1997

                                                                                    __________________   ___________________
OPERATIONS:

   Investment income (loss)--net . . . . . . . . . . . . . . . . . . . . . . . .     $         (17,100)      $       786,252

   Net realized gain (loss) on investments . . . . . . . . . . . . . . . . . . .             1,604,173            12,333,304

   Net unrealized appreciation (depreciation) on investments . . . . . . . . . .            (9,184,986)            6,103,441

                                                                                        ______________         _____________

       Net Increase (Decrease) in Net Assets Resulting from Operations . . . . .            (7,597,913)           19,222,997

                                                                                        ______________         _____________

DIVIDENDS TO SHAREHOLDERS FROM:

  Investment income--net:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (103,354)             (489,113)

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    --              (312,112)

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    --               (28,180)

       Class R shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (1,288)               (3,378)

   Net realized gain on investments:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (4,256,479)           (1,625,160)

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (7,237,792)           (2,153,920)

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (521,235)             (196,847)

       Class R shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               (27,101)              (11,381)

                                                                                        ______________         _____________

          Total Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . .           (12,147,249)           (4,820,091)

                                                                                        ______________         _____________

CAPITAL STOCK TRANSACTIONS:

  Net proceeds from shares sold:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             5,975,661            20,228,297

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            11,287,995            35,546,757

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               948,288             4,748,666

       Class R shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                53,341               161,295

   Dividends reinvested:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             4,018,653             1,937,255

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             6,501,854             2,129,131

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               326,647               128,219

       Class R shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                28,399                14,759

   Cost of shares redeemed:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (13,783,908)          (15,559,198)

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (15,779,224)          (14,190,548)

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (2,140,721)           (2,874,632)

       Class R shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               (27,614)             (114,833)

                                                                                        ______________         _____________

       Increase (Decrease) in Net Assets from Capital Stock Transactions . . . .            (2,590,629)           32,155,168

                                                                                        ______________         _____________

          Total Increase (Decrease) in Net Assets  . . . . . . . . . . . . . . .           (22,335,791)           46,558,074

NET ASSETS:

   Beginning of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           117,238,303            70,680,229

                                                                                        ______________         _____________

   End of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         $  94,902,512          $117,238,303

                                                                                        ______________         _____________


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER GROWTH AND INCOME FUND
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                                       Shares
                                                                                      ______________________________________

                                                                                          Year Ended          Year Ended

                                                                                      September 30, 1998   September 30, 1997

                                                                                      __________________  ___________________

CAPITAL SHARE TRANSACTIONS:

  Class A

  ________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          309,070          1,096,093

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . . .          218,373            108,196

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (717,728)          (828,597)

                                                                                             __________         __________

                                 Net Increase (Decrease) in Shares Outstanding . . . .         (190,285)           375,692

                                                                                             __________         __________



  Class B

  ________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          577,515          1,921,817

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . . .          355,874            120,246

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (824,107)          (760,602)

                                                                                             __________         __________

                                 Net Increase (Decrease) in Shares Outstanding . . . .          109,282          1,281,461

                                                                                             __________         __________


  Class C

  ________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           49,565            256,807

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . . .           17,869              7,233

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (110,512)          (151,697)

                                                                                             __________         __________

                                 Net Increase (Decrease) in Shares Outstanding . . . .          (43,078)           112,343

                                                                                             __________         __________


   Class R

   ________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,717              8,448

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . . .            1,531                824

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (1,383)            (6,434)

                                                                                             __________         __________

                                 Net Increase (Decrease) in Shares Outstanding . . . .            2,865              2,838

                                                                                             __________         __________

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER GROWTH AND INCOME FUND
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

  Contained  below is per share operating performance data for a share of Common
Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                  Class A                                  Class B

                                                      ________________________________        _______________________________

                                                        Year Ended September 30,                 Year Ended September 30,

                                                      ________________________________        _______________________________

PER SHARE DATA:                                         1998         1997        1996(1)       1998         1997        1996(1)

                                                      ________     _______      _______      _______       _______      _______
   Net asset value, beginning of period  . . . . .     $20.94       $18.45       $12.50       $20.85        $18.37       $12.50

                                                      _______      _______      _______      _______       _______      _______

   Investment Operations:

   Investment income (loss)--net . . . . . . . . .        .10          .24          .10         (.06)          .10          .03

   Net realized and unrealized gain (loss)
       on investments  . . . . . . . . . . . . . .      (1.44)        3.39         5.94        (1.41)         3.38         5.87

                                                      _______      _______      _______      _______       _______      _______

   Total from Investment Operations  . . . . . . .      (1.34)        3.63         6.04        (1.47)         3.48         5.90

                                                      _______      _______      _______      _______       _______      _______

   Distributions:

   Dividends from investment income--net . . . . .       (.05)        (.25)        (.09)         --           (.11)        (.03)

   Dividends from net realized gain
       on investments  . . . . . . . . . . . . .        (2.16)        (.89)         --         (2.16)         (.89)        --

                                                      _______      _______      _______      _______       _______      _______

   Total Distributions . . . . . . . . . . . . . .      (2.21)       (1.14)        (.09)       (2.16)        (1.00)        (.03)

                                                      _______      _______      _______      _______       _______      _______

   Net asset value, end of period  . . . . . . . .     $17.39       $20.94       $18.45       $17.22        $20.85       $18.37

                                                      _______      _______      _______      _______       _______      _______


TOTAL INVESTMENT RETURN(2) . . . . . . . . . . . .      (7.00%)      20.90%       48.24%(3)    (7.69%)       20.08%       47.14%(3)

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . .       1.25%        1.24%         .94%(3)     2.00%         2.00%        1.52%(3)

   Ratio of net investment income (loss)
       to average net assets . . . . . . . . . . .        .47%        1.27%         .92%(3)     (.28%)         .50%         .34%(3)

   Decrease reflected in above expense ratios
       due to undertakings by the Manager  . . . .        .01%         .11%         .30%(3)      .01%          .11%         .30%(3)

   Portfolio Turnover Rate . . . . . . . . . . . .     133.00%      265.33%      205.64%(3)   133.00%       265.33%     (205.64%(3))

   Net Assets, end of period (000's Omitted) . . .    $31,824      $42,309      $30,330      $59,144       $69,330      $37,534
--------------

(1) From December 29, 1995 (commencement of operations) to September 30, 1996.

(2) Exclusive of sales load.

(3) Not annualized.











                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER GROWTH AND INCOME FUND
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

  Contained  below is per share operating performance data for a share of Common
Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                  Class A                                  Class B

                                                      ________________________________        _______________________________

                                                        Year Ended September 30,                 Year Ended September 30,

                                                      ________________________________        _______________________________

PER SHARE DATA:                                         1998         1997        1996(1)       1998         1997        1996(1)

                                                      ________     _______      _______      _______       _______      _______
   Net asset value, beginning of period  . . . . .     $20.87       $18.40       $12.50       $21.11        $18.42       $12.50

                                                      _______      _______      _______      _______       _______      _______

   Investment Operations:

   Investment income (loss)--net . . . . . . . . .      (.06)         .09          .03          .07           .20          .43

   Net realized and unrealized gain (loss)
       on investments  . . . . . . . . . . . . . .      (1.41)       3.38         5.88        (1.40)         3.67         5.61

                                                      _______      _______      _______      _______       _______      _______

   Total from Investment Operations  . . . . . . .     (1.47)         3.47         5.91       (1.33)          3.87         6.04

                                                      _______      _______      _______      _______       _______      _______

   Distributions:

   Dividends from investment income--net . . . . .        --          (.11)        (.01)        (.10)         (.29)        (.12)

   Dividends from net realized gain
       on investments  . . . . . . . . . . . . .        (2.16)        (.89)         --         (2.16)         (.89)          --

                                                      _______      _______      _______      _______       _______      _______

   Total Distributions . . . . . . . . . . . . . .      (2.16)       (1.00)        (.01)       (2.26)        (1.18)        (.12)

                                                      _______      _______      _______      _______       _______      _______

   Net asset value, end of period  . . . . . . . .     $17.24       $20.87       $18.40       $17.52        $21.11       $18.42

                                                      _______      _______      _______      _______       _______      _______


TOTAL INVESTMENT RETURN. . . . . . . . . . . . . .      (7.63%)(2)   19.89%(2)    47.27%(2,3)  (6.89%)       22.25%       48.38%(3)

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . .       1.96%        2.00%        1.52%(3)     1.15%          .99%         .79%(3)

   Ratio of net investment income (loss)
       to average net assets . . . . . . . . . . .       (.25%)        .52%         .30%(3)      .57%         1.50%        1.01%(3)

   Decrease reflected in above expense ratios
       due to undertakings by the Manager  . . . .        .01%         .11%         .30%(3)      .01%          .12%         .30%(3)

   Portfolio Turnover Rate . . . . . . . . . . . .     133.00%      265.33%      205.64%(3)   133.00%       265.33%     (205.64%(3))

   Net Assets, end of period (000's Omitted) . . .     $3,670       $5,340       $2,642         $265          $259         $174
--------------

(1) From December 29, 1995 (commencement of operations) to September 30, 1996.

(2) Exclusive of sales load.

(3) Not annualized.











                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER GROWTH AND INCOME FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

  Dreyfus Premier Growth and Income Fund (the "Fund" ) is a separate non-diversified series of Dreyfus Premier Equity Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the " Act" ) as an open-end management investment company and operates as a series company currently offering four series, including the Fund. The Fund' s investment objective is long-term capital growth, current income and growth of income, consistent with reasonable investment risk. The Dreyfus Corporation (the " Manager" ) serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. ("Mellon").

  Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund' s shares. The Fund is authorized to issue 50 million shares of $1.00 par value Common Stock in each of the following classes of shares: Class A, Class B, Class C and Class R shares. Class A shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B share redemptions made within six years of purchase, Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class R shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights.

  The Company accounts separately for the assets, liabilities and operations of each fund. Expenses directly attributable to each fund are charged to that fund' s operations; expenses which are applicable to all funds are allocated among them on a pro rata basis.

  The Fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

  (A) PORTFOLIO VALUATION: Investments in securities (including options and financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

  (B) FOREIGN CURRENCY TRANSACTIONS: The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(C) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis. Under the terms of the custody agreement, the Fund receives net earnings credits based on available cash balances left on deposit.

DREYFUS PREMIER GROWTH AND INCOME FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(D) DIVIDENDS TO SHAREHOLDERS: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid on a quarterly basis. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.

  (E) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

  During the period ended September 30, 1998, the Fund reclassified $145,326 from accumulated investment (loss) to accumulated net realized gain (loss) on investments. Net assets were not affected by this reclassification.

NOTE 2--BANK LINE OF CREDIT:

  The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility (the "Facility" ) primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. During the period ended September 30, 1998, the Fund did not borrow under the Facility.

NOTE 3--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

(A) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .75 of 1% of the value of the Fund's average daily net assets and is payable monthly. The Manager had undertaken from October 1, 1997 through December 31, 1997 to reduce the management fee paid by the Fund, to the extent that the Fund's aggregate expenses, excluding 12b-1 distribution fees, taxes, brokerage, interest on borrowings (which, in the view of Stroock & Stroock & Lavan LLP, counsel to the Fund, also contemplates commitment fees and dividends and interest accrued on securities sold short) and extraordinary expenses, exceeded an annual rate of 1.25% of the value of the Fund's average daily net assets. The reduction in management fee, pursuant to the undertaking, amounted to $15,082 during the period ended September 30, 1998.

  Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, retained $6,116 during the period ended September 30, 1998 from commissions earned on sales of Fund shares.

  (B) Under the Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .75 of 1% of the value of the average daily net assets of Class B and Class C shares, respectively. During the period ended September 30, 1998, Class B and Class C shares were charged $526,708 and $35,765, respectively, pursuant to the Plan.

  (C) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at the annual rate of .25 of 1% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended September 30, 1998, Class A, Class B and Class C shares were charged $100,144, $175,569 and $11,922, respectively, pursuant to the Shareholder Services Plan.

DREYFUS PREMIER GROWTH AND INCOME FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

  The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended September 30, 1998, the Fund was charged $102,775 pursuant to the transfer agency agreement.

  The Fund compensates Mellon under a custody agreement for providing custodial services for the Fund. During the period ended September 30, 1998, the Fund was charged $8,067 pursuant to the custody agreement.

  (D) Each director who is not an "affiliated person" as defined in the Act receives from the Company an annual fee of $4,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

NOTE 4--SECURITIES TRANSACTIONS:

  (A) The following summarizes the aggregate amount of purchases and sales of investment securities and securities sold short, excluding short-term securities and forward currency exchange contracts, during the period ended September 30, 1998:

                                                                                           Purchases               Sales

                                                                                        _______________       _______________
Long transactions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           $150,069,784          $169,311,591

Short sale transactions. . . . . . . . . . . . . . . . . . . . . . . . . . . . .                101,475               114,015

                                                                                        _______________       _______________

   TOTAL . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           $150,171,259          $169,425,606

                                                                                        _______________       _______________

  The Fund is engaged in short-selling which obligates the Fund to replace the security borrowed by purchasing the security at current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security.
The Fund would realize a gain if the price of the security declines between those dates. Until the Fund replaces the borrowed security, the Fund will maintain daily, a segregated account with a broker and custodian, of permissable liquid assets sufficient to cover its short position. At September 30, 1998, there were no securities sold short outstanding.

The Fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings. When executing forward currency exchange contracts, the Fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the Fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The Fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the Fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The Fund realizes a gain if the value of the contract increases between those dates. The Fund is also exposed to credit risk associated with counter party nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract. At September 30, 1998, there were no open forward currency exchange contracts.

  (B) At September 30, 1998, accumulated net unrealized depreciation on investments was $63,855, consisting of $7,355,250 gross unrealized appreciation and $7,419,105, gross unrealized depreciation.

At September 30, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

DREYFUS PREMIER GROWTH AND INCOME FUND
-----------------------------------------------------------------------------

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

SHAREHOLDERS AND BOARD OF DIRECTORS

DREYFUS PREMIER GROWTH AND INCOME FUND

  We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Premier Growth and Income Fund (one of the Funds constituting Dreyfus Premier Equity Funds, Inc.) as of September 30, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund' s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included verification by examination of securities held by the custodian as of September 30, 1998 and confirmation of securities not held by the custodian by correspondence with others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Premier Growth and Income Fund at September 30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with generally accepted accounting principles.





New York, New York

November 11, 1998


DREYFUS PREMIER GROWTH AND INCOME FUND
-----------------------------------------------------------------------------

IMPORTANT TAX INFORMATION (UNAUDITED)

  The Fund hereby designates 20.136% of the ordinary dividends paid during the fiscal year ended September 30, 1998 as qualifying for the corporate dividends received deduction. Shareholders will receive notification in January 1999 of the percentage applicable to the preparation of their 1998 income tax returns. DREYFUS PREMIER GROWTH

AND INCOME FUND

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

Mellon Bank, N.A.

One Mellon Bank Center

Pittsburgh, PA 15258

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940











Printed in U.S.A.                                              320AR989

                                 ANNUAL REPORT
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                                DREYFUS PREMIER

                               GROWTH AND INCOME

                                     FUND
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                              SEPTEMBER 30, 1998

                                   (reg.tm)
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